Joint Venture (Tables)	12 Months Ended
Dec. 31, 2022
Southern Airways Corporation
Schedule of Equity Method Investments [Line Items]
Summar of Asset and Liabilities
Asset and liabilities related to Marianas are presented below:

December 31, 2022
ASSETS
Cash	$8
Prepaid expenses and other current assets	380

Total current assets	388
Property and equipment, net	337
Other assets	6

Total assets	$731

LIABILITIES
Current liabilities
Accounts payable	$24
Due to MP Enterprises, LLC	984
Accrued salaries wages and benefits	42
Current deferred incentive income	678

Total current liabilities	1,728
Noncurrent liabilities
Noncurrent deferred incentive income	357

Total noncurrent liabilities	357

Total liabilities	$2,085